Segmented Information	12 Months Ended
Dec. 31, 2023
Segmented Information
Segmented Information
23.	Segmented Information

The company is a holding company which, through its subsidiaries, is primarily engaged in property and casualty insurance and reinsurance and the associated investment management.

Reporting segments

Property and Casualty Insurance and Reinsurance

North American Insurers – comprising Northbridge, Crum & Forster and Zenith National, this reporting segment provides a full range of commercial insurance in property, casualty, and specialty risks, principally within the United States and Canada.

Global Insurers and Reinsurers – comprising Allied World, Odyssey Group and Brit, this reporting segment provides diverse insurance and reinsurance coverage to its global customers including specialty insurance, treaty and facultative reinsurance and other risk management solutions.

International Insurers and Reinsurers – comprising a collection of international insurers, this reporting segment provides coverage for diverse insurance and reinsurance risks in local markets, primarily across Asia, Europe (excluding the U.K.) and Latin America. The International Insurers and Reinsurers reporting segment’s business is underwritten by individual companies within Fairfax Asia, Fairfax Latin America and Fairfax Central and Eastern Europe, as well as by Group Re, Bryte Insurance, and Eurolife’s property and casualty insurance operations. On December 26, 2023 the company commenced consolidating Gulf Insurance which operates across the MENA region as described in note 21.

Life insurance and Run-off

This reporting segment is comprised of the life insurance operations of Eurolife and Gulf Insurance (consolidated on December 26, 2023 as described in note 21), and U.S. Run-off, which includes TIG Insurance Company.

Non-insurance companies

This category includes other operating segments as follows:

Restaurants and retail – Comprised principally of Recipe and Sporting Life Group.

Fairfax India – Comprised of Fairfax India and its subsidiaries.

Thomas Cook India – Comprised of Thomas Cook India and its subsidiaries, including Sterling Resorts.

Other – Comprised primarily of AGT, Dexterra Group, Grivalia Hospitality (consolidated July 5, 2022), Boat Rocker, Farmers Edge and Pethealth (deconsolidated on October 31, 2022, together with the Crum & Forster Pet Insurance Group from the North American Insurers reporting segment, pursuant to the transaction described in note 21).

Segment performance

Reporting segment revenue is principally evaluated using insurance revenue, a measure of gross underwriting activity.

Profitability of reporting segments is evaluated using operating income (loss), a pre-tax performance measure of operations that is comprised of insurance service result and other insurance operating expenses of the insurance and reinsurance operations, and the revenue and expenses of the non-insurance companies. Also included are interest and dividends and share of profit (loss) of associates, which the company considers to be more predictable sources of investment income.

Upon adoption of IFRS 17 the company determined that its measures of segment performance are as described above, and restated its 2022 segment results for those measures. Insurance revenue and operating income (loss) by reporting segment for the years ended December 31 were as follows:

2023

	Property and Casualty Insurance and Reinsurance
	North	Global	International		Life insurance	Non-
	American	Insurers and	Insurers and		and	insurance
	Insurers	Reinsurers	Reinsurers	Total	Run-off	companies	Total

Reporting segment insurance revenue	8,137.2	15,600.3	3,453.8	27,191.3	149.9	—	27,341.2
Intercompany insurance revenue	(59.5)	(120.1)	(212.4)	(392.0)	(14.4)	—	(406.4)
Insurance revenue	8,077.7	15,480.2	3,241.4	26,799.3	135.5	—	26,934.8

Insurance service result	977.1	2,828.0	330.8	4,135.9	(179.5)	—	3,956.4
Other insurance operating expenses	(280.8)	(360.4)	(180.9)	(822.1)	(144.3)	—	(966.4)
Interest and dividends (1)	443.3	1,031.1	180.3	1,654.7	103.0	(76.1)	1,681.6
Share of profit of associates	165.1	469.2	127.3	761.6	76.2	152.2	990.0
Non-insurance revenue	—	—	—	—	—	6,614.5	6,614.5
Non-insurance expenses	—	—	—	—	—	(6,568.7)	(6,568.7)
Operating income (loss)	1,304.7	3,967.9	457.5	5,730.1	(144.6)	121.9	5,707.4
Net finance expense from insurance contracts and reinsurance contract assets held							(1,605.6)
Net gains on investments							1,949.5
Gain on sale and consolidation of insurance subsidiaries (note 21)							549.8
Interest expense							(510.0)
Corporate overhead and other (2)							(182.8)
Pre-tax income							5,908.3
Provision for income taxes							(813.4)
Net earnings							5,094.9

Attributable to:
Shareholders of Fairfax							4,381.8
Non-controlling interests							713.1
							5,094.9

2022

Restated

	Property and Casualty Insurance and Reinsurance
	North	Global	International		Life insurance	Non-
	American	Insurers and	Insurers and		and	insurance
	Insurers	Reinsurers	Reinsurers	Total	Run-off	companies	Total

Reporting segment insurance revenue	7,260.6	14,790.2	2,852.1	24,902.9	139.8	—	25,042.7
Intercompany insurance revenue	(45.9)	(96.8)	(196.5)	(339.2)	—	—	(339.2)
Insurance revenue	7,214.7	14,693.4	2,655.6	24,563.7	139.8	—	24,703.5

Insurance service result	964.0	1,886.7	230.2	3,080.9	(80.0)	—	3,000.9
Other insurance operating expenses	(262.3)	(293.9)	(145.6)	(701.8)	45.4	—	(656.4)
Interest and dividends (1)	234.0	413.3	98.8	746.1	55.6	26.6	828.3
Share of profit of associates	239.8	429.3	52.4	721.5	56.4	134.0	911.9
Non-insurance revenue	—	—	—	—	—	5,581.6	5,581.6
Non-insurance expenses	—	—	—	—	—	(5,520.9)	(5,520.9)
Operating income	1,175.5	2,435.4	235.8	3,846.7	77.4	221.3	4,145.4
Net finance income from insurance contracts and reinsurance contract assets held							1,617.3
Net losses on investments							(1,573.2)
Gain on sale and consolidation of insurance subsidiaries (note 21)							1,219.7
Interest expense							(452.8)
Corporate overhead and other (2)							(52.2)
Pre-tax income							4,904.2
Provision for income taxes							(1,092.5)
Net earnings							3,811.7

Attributable to:
Shareholders of Fairfax							3,374.2
Non-controlling interests							437.5
							3,811.7
(1)	Presented net of investment management and administration fees paid to the holding company. These intercompany fees are eliminated in corporate overhead and other as shown in the footnote below.
(2)	Comprised principally of the expenses of the group holding companies, net of investment management and administration fees earned by the holding company, interest and dividends earned on holding company cash and investments and holding company share of profit of associates, as shown below.

	2023	2022
Corporate overhead as presented in the consolidated statements of earnings	430.2	296.7
Holding company interest and dividends	31.0	(9.6)
Holding company share of profit of associates	(32.2)	(110.5)
Investment management and administration fee income and other	(246.2)	(124.4)
Corporate overhead and other as presented in the tables above	182.8	52.2

Investments in Associates, Additions to Goodwill, Segment Assets and Segment Liabilities

Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment, were as follows:

	Investments in
	associates		Additions to goodwill		Segment assets		Segment liabilities
	2023	2022	2023	2022	2023	2022	2023	2022
		Restated				Restated		Restated
Property and Casualty Insurance and Reinsurance
North American Insurers	1,136.3	1,217.7	—	—	18,133.1	16,323.1	10,831.0	9,807.4
Global Insurers and Reinsurers	3,337.7	2,893.3	—	—	46,713.3	41,720.6	30,233.2	27,525.2
International Insurers and Reinsurers	845.6	592.0	343.4	—	12,648.3	7,662.1	6,192.1	3,656.6
	5,319.6	4,703.0	343.4	—	77,494.7	65,705.8	47,256.3	40,989.2
Life insurance and Run-off	429.5	348.1	—	0.4	6,541.9	5,928.5	5,448.1	4,927.6
Non-insurance companies	1,460.6	1,378.5	12.4	151.6	9,049.6	8,611.4	5,012.5	4,820.6
Holding company and eliminations and adjustments	827.6	1,006.1	—	—	(1,101.1)	(1,427.2)	6,567.3	5,062.4
Consolidated	8,037.3	7,435.7	355.8	152.0	91,985.1	78,818.5	64,284.2	55,799.8

Product Line

Insurance revenue on a third party basis by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty		Total
	2023	2022	2023	2022	2023	2022	2023	2022
Property and Casualty Insurance and Reinsurance
North American Insurers	2,001.5	1,712.8	5,634.6	5,078.7	441.6	423.2	8,077.7	7,214.7
Global Insurers and Reinsurers	5,848.2	5,239.6	8,561.7	8,516.3	1,070.3	937.5	15,480.2	14,693.4
International Insurers and Reinsurers	1,893.5	1,534.1	738.9	640.0	609.0	481.5	3,241.4	2,655.6
	9,743.2	8,486.5	14,935.2	14,235.0	2,120.9	1,842.2	26,799.3	24,563.7
Life insurance and Run-off	—	—	13.2	21.4	122.3	118.4	135.5	139.8
Insurance revenue	9,743.2	8,486.5	14,948.4	14,256.4	2,243.2	1,960.6	26,934.8	24,703.5

Distribution of insurance revenue	36.2%	34.4%	55.5%	57.7%	8.3%	7.9%	100.0%	100.0%

Geographic Region

Insurance revenue on a third party basis by geographic region for the years ended December 31 were as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Property and Casualty Insurance and Reinsurance
North American Insurers	2,287.1	2,162.0	5,760.3	5,025.2	1.4	1.8	28.9	25.7	8,077.7	7,214.7
Global Insurers and Reinsurers	485.4	482.2	11,148.1	10,879.8	963.2	881.3	2,883.5	2,450.1	15,480.2	14,693.4
International Insurers and Reinsurers	0.2	—	1.1	4.8	994.0	703.4	2,246.1	1,947.4	3,241.4	2,655.6
	2,772.7	2,644.2	16,909.5	15,909.8	1,958.6	1,586.5	5,158.5	4,423.2	26,799.3	24,563.7
Life insurance and Run-off	—	—	13.2	21.4	—	—	122.3	118.4	135.5	139.8
Insurance revenue	2,772.7	2,644.2	16,922.7	15,931.2	1,958.6	1,586.5	5,280.8	4,541.6	26,934.8	24,703.5

Distribution of insurance revenue	10.3%	10.7%	62.8%	64.5%	7.3%	6.4%	19.6%	18.4%	100.0%	100.0%
(1)	The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and South Korea, and the Middle East.
(2)	The International geographic segment is primarily comprised of countries located in South America, Europe, Africa and Oceania.

Non-insurance companies

Revenue and expenses of the non-insurance companies were comprised as follows for the years ended December 31:

	Restaurants
	and retail		Fairfax India(1)		Thomas Cook India(2)		Other(3)		Total
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
Revenue	1,772.3	1,710.3	263.3	216.7	941.6	611.0	3,637.3	3,043.6	6,614.5	5,581.6
Expenses	(1,690.7)	(1,582.2)	(251.4)	(208.1)	(906.5)	(600.8)	(3,720.1)	(3,129.8)	(6,568.7)	(5,520.9)
Pre-tax income (loss) before interest expense and other(4)	81.6	128.1	11.9	8.6	35.1	10.2	(82.8)	(86.2)	45.8	60.7
Interest and dividends	9.9	9.9	(87.4)	21.4	—	—	1.4	(4.7)	(76.1)	26.6
Share of profit (loss) of associates	—	(0.1)	151.1	132.0	(0.1)	0.3	1.2	1.8	152.2	134.0
Operating income (loss)	91.5	137.9	75.6	162.0	35.0	10.5	(80.2)	(89.1)	121.9	221.3
(1)	These results differ from those published by Fairfax India primarily due to Fairfax India’s application of investment entity accounting under IFRS Accounting Standards.
(2)	These results differ from those published by Thomas Cook India primarily due to differences between IFRS Accounting Standards and Ind AS, and acquisition accounting adjustments.
(3)	Included in Expenses is a non-cash goodwill impairment charge recognized on Farmers Edge of $63.5 (2022 - $133.4).
(4)	Excludes interest and dividends, share of profit (loss) of associates and net gains (losses) on investments.

Segmented Balance Sheet

The company’s segmented balance sheets as at December 31, 2023 and 2022 present the assets, liabilities and non-controlling interests of each reporting segment in accordance with the company’s IFRS accounting policies and includes, where applicable, acquisition accounting adjustments principally related to goodwill and intangible assets which arose on initial acquisition of the subsidiaries or on a subsequent step acquisition. Certain of the company’s subsidiaries hold equity interests in other Fairfax subsidiaries (“affiliates”) which are carried at cost. In the table below, the company’s three property and casualty insurance and reinsurance reporting segments have been presented in aggregate, and affiliated insurance and reinsurance balances are not shown separately and are eliminated in “Corporate and eliminations”.

	December 31, 2023					December 31, 2022
						Restated
	Property					Property
	and					and
	casualty	Life				casualty	Life
	insurance and	insurance	Non-	Corporate		insurance and	insurance	Non-	Corporate
	reinsurance	and	insurance	and		reinsurance	and	insurance	and
	companies	Run-off	companies	eliminations(3)	Consolidated	companies	Run-off	companies	eliminations(3)	Consolidated
Assets
Holding company cash and investments	270.9	—	—	1,510.7	1,781.6	316.6	—	—	1,029.2	1,345.8
Insurance contract receivables	915.3	10.8	—	—	926.1	636.2	12.7	—	—	648.9
Portfolio investments(1)	58,180.0	4,318.0	2,496.5	(1,572.4)	63,422.1	49,038.8	4,275.4	2,119.3	(1,108.8)	54,324.7
Reinsurance contract assets held	11,373.4	454.3	—	(940.0)	10,887.7	10,310.9	413.4	—	(1,032.8)	9,691.5
Deferred income tax assets	17.8	1.3	54.1	227.9	301.1	(40.6)	(6.4)	54.5	129.8	137.3
Goodwill and intangible assets	4,245.7	8.4	2,121.6	0.6	6,376.3	3,396.8	7.5	2,284.4	0.3	5,689.0
Due from affiliates	250.8	338.8	—	(589.6)	—	206.3	364.1	—	(570.4)	—
Other assets	2,059.8	1,394.8	4,377.4	458.2	8,290.2	1,673.7	832.5	4,153.2	321.9	6,981.3
Investments in Fairfax insurance and reinsurance affiliates(2)	181.0	15.5	—	(196.5)	—	167.1	29.3	—	(196.4)	—
Total assets	77,494.7	6,541.9	9,049.6	(1,101.1)	91,985.1	65,705.8	5,928.5	8,611.4	(1,427.2)	78,818.5

Liabilities
Accounts payable and accrued liabilities	2,083.7	257.6	2,625.6	520.3	5,487.2	1,901.8	257.6	2,430.7	216.5	4,806.6
Derivative obligations	351.4	—	61.0	32.5	444.9	113.5	—	58.2	19.3	191.0
Deferred income tax liabilities	672.5	69.6	274.2	234.0	1,250.3	516.7	43.2	252.4	55.7	868.0
Insurance contract payables	553.5	653.4	—	—	1,206.9	785.4	617.3	—	—	1,402.7
Insurance contract liabilities	42,649.9	4,466.7	—	(945.2)	46,171.4	36,921.3	4,009.2	—	(1,023.9)	39,906.6
Due to affiliates	49.7	0.8	159.9	(210.4)	—	17.1	0.3	82.4	(99.8)	—
Borrowings - holding company and insurance and reinsurance companies	895.6	—	—	6,928.9	7,824.5	733.4	—	—	5,887.6	6,621.0
Borrowings - non-insurance companies	—	—	1,891.8	7.2	1,899.0	—	—	1,996.9	7.0	2,003.9
Total liabilities	47,256.3	5,448.1	5,012.5	6,567.3	64,284.2	40,989.2	4,927.6	4,820.6	5,062.4	55,799.8

Equity
Shareholders’ equity attributable to shareholders of Fairfax	27,134.9	1,081.5	2,402.5	(7,668.4)	22,950.5	22,504.1	1,000.9	2,100.4	(6,489.6)	19,115.8
Non-controlling interests	3,103.5	12.3	1,634.6	—	4,750.4	2,212.5	—	1,690.4	—	3,902.9
Total equity	30,238.4	1,093.8	4,037.1	(7,668.4)	27,700.9	24,716.6	1,000.9	3,790.8	(6,489.6)	23,018.7
Total liabilities and total equity	77,494.7	6,541.9	9,049.6	(1,101.1)	91,985.1	65,705.8	5,928.5	8,611.4	(1,427.2)	78,818.5
(1)	Includes intercompany investments in Fairfax non-insurance subsidiaries carried at cost that are eliminated on consolidation.
(2)	Intercompany investments in Fairfax insurance and reinsurance subsidiaries carried at cost that are eliminated on consolidation.
(3)	Corporate and eliminations includes the Fairfax holding company, subsidiary intermediate holding companies, and consolidating and eliminating entries. The most significant of those entries are the elimination of intercompany reinsurance provided by Group Re, and reinsurance provided by Odyssey Group and Allied World to affiliated primary insurers.